                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09631

Exact Name of Registrant
(as specified in charter): Cohen & Steers Institutional Realty Shares Fund, Inc.

Address of Principal Executive Office: 757 Third Avenue
                                       New York, NY 10017

Name and address of agent for service: John E. McLean
                                       757 Third Avenue
                                       New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

Item 1. Schedule of Investments

--------------------------------------------------------------------------------
                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.
--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)

                                                                                          Number
                                                                                         of Shares              Value
                                                                                      --------------       --------------
COMMON STOCK                                                               98.1%
      DIVERSIFIED                                                           4.8%
                  Digital Realty Trust                                                         3,368       $       60,624
                  Vornado Realty Trust                                                       576,335           49,922,138
                                                                                                           --------------
                                                                                                               49,982,762
                                                                                                           --------------
      HEALTH CARE                                                           2.2%
                  Ventas                                                                     702,300           22,614,060
                                                                                                           --------------
      HOTEL                                                                 7.4%
                  Hilton Hotels Corp.                                                        909,500           20,300,040
                  Host Marriott Corp.                                                      1,938,600           32,762,340
                  Starwood Hotels & Resorts Worldwide                                        406,900           23,262,473
                  Strategic Hotel Capital                                                    106,100            1,937,386
                                                                                                           --------------
                                                                                                               78,262,239
                                                                                                           --------------
      INDUSTRIAL                                                            6.8%
                  AMB Property Corp.                                                         517,500           23,235,750
                  ProLogis                                                                 1,094,859           48,513,202
                                                                                                           --------------
                                                                                                               71,748,952
                                                                                                           --------------

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                                       1
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                                          Number
                                                                                         of Shares              Value
                                                                                      --------------       --------------
      OFFICE                                                               26.3%
                  Alexandria Real Estate Equities                                            181,789       $   15,032,132
                  American Financial Realty Trust                                            544,900            7,737,580
                  Arden Realty                                                               326,300           13,433,771
                  BioMed Realty Trust                                                        282,300            7,001,040
                  Boston Properties                                                          748,500           53,068,650
                  Brookfield Properties Corp.                                              1,137,550           33,523,599
                  CarrAmerica Realty Corp.                                                   410,800           14,768,260
                  Equity Office Properties Trust                                             956,800           31,296,928
                  Kilroy Realty Corp.                                                        338,600           18,971,758
                  Mack-Cali Realty Corp.                                                     340,046           15,281,667
                  Maguire Properties                                                         380,100           11,422,005
                  Prentiss Properties Trust                                                  144,400            5,862,640
                  Reckson Associates Realty Corp.                                            592,200           20,460,510
                  SL Green Realty Corp.                                                      232,400           15,845,032
                  Trizec Properties                                                          592,546           13,664,111
                                                                                                           --------------
                                                                                                              277,369,683
                                                                                                           --------------
      OFFICE/INDUSTRIAL                                                     1.0%
                  Liberty Property Trust                                                     249,100           10,596,714
                                                                                                           --------------
      RESIDENTIAL                                                          21.1%
            APARTMENT                                                      19.9%
                  Apartment Investment & Management Co.                                      713,000           27,650,140
                  Archstone-Smith Trust                                                      787,200           31,385,664
                  AvalonBay Communities                                                      631,521           54,121,350
                  BRE Properties                                                             560,800           24,955,600
                  Equity Residential                                                       1,036,100           39,216,385
                  Essex Property Trust                                                       130,100           11,709,000
                  GMH Communities Trust                                                      260,900            3,827,403
                  Post Properties                                                            445,800           16,606,050
                                                                                                           --------------
                                                                                                              209,471,592
                                                                                                           --------------

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                                       2
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

--------------------------------------------------------------------------------
                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                                          Number
                                                                                         of Shares              Value
                                                                                      --------------       --------------
            MANUFACTURED HOME                                               1.2%
                  Affordable Residential Communities                                         163,700       $    1,655,007
                  Sun Communities                                                            342,600           11,223,576
                                                                                                           --------------
                                                                                                               12,878,583
                                                                                                           --------------
                  TOTAL RESIDENTIAL                                                                           222,350,175
                                                                                                           --------------
      SELF STORAGE                                                          5.7%
                  Public Storage                                                             458,500           30,719,500
                  Shurgard Storage Centers                                                   522,500           29,192,075
                                                                                                           --------------
                                                                                                               59,911,575
                                                                                                           --------------
      SHOPPING CENTER                                                      22.8%
            COMMUNITY CENTER                                                7.3%
                  Developers Diversified Realty Corp.                                        470,500           21,972,350
                  Federal Realty Investment Trust                                            257,500           15,689,475
                  Pan Pacific Retail Properties                                              285,700           18,827,630
                  Regency Centers Corp.                                                      180,286           10,357,430
                  Tanger Factory Outlet Centers                                              382,800           10,645,668
                                                                                                           --------------
                                                                                                               77,492,553
                                                                                                           --------------
            REGIONAL MALL                                                  15.5%
                  CBL & Associates Properties                                                165,200            6,771,548
                  General Growth Properties                                                  640,400           28,773,172
                  Macerich Company                                                           297,400           19,313,156
                  Mills Corp.                                                                533,600           29,390,688
                  Simon Property Group                                                       809,100           59,970,492
                  Taubman Centers                                                            601,600           19,070,720
                                                                                                           --------------
                                                                                                              163,289,776
                                                                                                           --------------
                  TOTAL SHOPPING CENTER                                                                       240,782,329
                                                                                                           --------------
                                TOTAL COMMON STOCK
                                  (Identified cost-$600,284,942)                                            1,033,618,489
                                                                                                           --------------

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                                       3
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                COHEN & STEERS INSTITUTIONAL REALTY SHARES, INC.
--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                                         Principal
                                                                                          Amount               Value
                                                                                      --------------       --------------
COMMERCIAL PAPER                                                            1.2%
                  San Paolo U.S. Finance Co., 2.750%, due 10/3/05
                    (Identified cost-$12,808,043)                                     $   12,810,000       $   12,808,043
                                                                                                           --------------

TOTAL INVESTMENTS (Identified cost-$613,092,985)                           99.3%                            1,046,426,532

OTHER ASSETS IN EXCESS OF LIABILITIES                                       0.7%                                7,831,303
                                                                          -----                           --------------

NET ASSETS  (Equivalent to $49.23 per share based on 21,412,931
  shares of capital stock outstanding)                                    100.0%                           $1,054,257,835
                                                                          =====                            ==============

--------------------------------------------------------------------------------
                                       4
--------------------------------------------------------------------------------

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS INSTITUTIONAL REALTY SHARES FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
        Name: Adam M. Derechin
        Title: President

        Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                  By: /s/ Jay J. Chen
    --------------------------------          ---------------------------------
        Name: Adam M. Derechin                    Name: Jay J. Chen
        Title: President and principal            Title: Treasurer and principal
                executive officer                         financial officer

         Date: November 17, 2005